Other Current Assets (Table) (Details) - USD ($) $ in Thousands	Jun. 30, 2018	Dec. 31, 2017
Other Current Assets [Abstract]
Inventories	$ 9,171	$ 9,573
Deferred mobilization expenses	1,482	6,482
Prepayments and advances	12,572	17,064
Intangible assets, net	0	402
Insurance claims	0	2,980
Other	985	1,485
Total	$ 24,210	$ 37,986